VIA EDGAR SYSTEM

December 21, 2015

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:    LoCorr Managed Futures Strategy Fund – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of the LoCorr Investment Trust, an Ohio business trust (the “Trust”) with principal offices located at 261 School Avenue, 4th Floor, Excelsior, MN 55331, we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary notice of special meeting, proxy statement and form of proxy for use in conjunction with a special meeting of shareholders of the Company (the “Special Meeting”).

The only substantive matter to be considered at the Special Meeting is the approval of an Amended Management Agreement between the Trust, on behalf of the LoCorr Managed Futures Strategy Fund, and the adviser of the fund, LoCorr Fund Management, LLC.

In addition to the form of proxy, included in this filing is a letter to shareholders. This will be filed as supplemental proxy materials and mailed to shareholders in conjunction with this proxy.

If you have any questions or comments regarding this filing, please call Alia Vasquez, of U.S. Bancorp Fund Services, LLC at (414) 756-6620.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
for U.S. Bancorp Fund Services, LLC as Administrator to the Trust